Equipment	12 Months Ended
Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Equipment [Line Items]
Equipment

7. Equipment

The continuity schedule of equipment is as follows:

Cost	Exploration and other equipment $	Office equipment $	Total $
Balance, December 31, 2018	95,514	20,950	116,464
Additions	2,123,475	—	2,123,475
Balance, December 31, 2019	2,218,989	20,950	2,239,939
TOML Acquisition (Note 3)	21,274	—	21,274
Balance, December 31, 2020	2,240,263	20,950	2,261,213
Accumulated depreciation
Balance, December 31, 2018	(33,951)	(14,961)	(48,912)
Amortization for the year	(336,990)	(2,451)	(339,441)
Balance, December 31, 2019	(370,941)	(17,412)	(388,353)
Amortization for the year	(562,122)	(1,061)	(563,183)
Balance, December 31, 2020	(933,063)	(18,473)	(951,536)

Net book value
As at December 31, 2019	1,848,048	3,538	1,851,586
As at December 31, 2020	1,307,200	2,477	1,309,677